MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities [Abstract]
Schedule of marketable securities with contractual maturities
Debt securities with contractual maturities of less than one year are as follows:

	December 31,
	2024				2023
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$-	$-	$-	$-	$36,891	$(312)	$45	$36,624
US government	3,780	-	2	3,782	-	-	-	-
Corporate debentures	68,962	(72)	322	69,212	50,419	(672)	1	49,748

Total marketable securities	$72,742	$(72)	$324	$72,994	$87,310	$(984)	$46	$86,372

Debt securities with contractual maturities from one to three years are as follows:

	December 31,
	2024				2023
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$1,888	$(8)	$7	$1,887	$16,883	$(132)	$38	$16,789
US government	-	-	-	-	-	-	-	-
Corporate debentures	27,784	(165)	17	27,636	16,308	(264)	12	16,056

Total marketable securities	$29,672	$(173)	$24	$29,523	$33,191	$(396)	$50	$32,845

Debt securities with contractual maturities of more than three years are as follows:

	December 31,
	2024				2023
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$-	$-	$-	$-	$288	$(2)	$-	$286
US government	-	-	-	-	-	-	-	-
Corporate debentures	-	-	-	-	-	-	-	-

Total marketable securities	$-	$-	$-	$-	$288	$(2)	$-	$286

Schedule of investments with continuous unrealized losses and related fair values
Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2024 are as follows:

	December 31, 2024
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$1,591	$(7)	$-	$-	$1,591	$(7)
US government	-	-	-	-	-	-
Corporate debentures	32,873	(190)	18,610	(48)	51,483	(238)

Total available-for-sale marketable securities	$34,464	$(197)	$18,610	$(48)	$53,074	$(245)

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2023 are as follows:

	December 31, 2023
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$3,618	$(12)	$33,095	$(434)	$36,713	$(446)

Corporate debentures	9,985	(34)	50,655	(902)	60,640	(936)

Total available-for-sale marketable securities	$13,603	$(46)	$83,750	$(1,336)	$97,353	$(1,382)